Scudder Variable Life Investment Fund

                             Money Market Portfolio
                                 Bond Portfolio
                               Balanced Portfolio
                           Growth and Income Portfolio
                            Capital Growth Portfolio
                           Global Discovery Portfolio
                             International Portfolio

                Supplement to Statement of Additional Information
                                Dated May 1, 1997

Scudder Variable Life Investment Fund's investment adviser, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc., and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper now manages in excess of $200 billion in assets.

The transaction between Scudder and Zurich resulted in the termination of each Portfolio's investment management agreement with Scudder. However, a new investment management agreement between each Portfolio and Scudder Kemper was approved by the Board of Trustees. A special meeting of shareholders (the "Special Meeting") of each Portfolio was held in October 1997, at which time the shareholders also approved the Portfolio's new investment management agreements. Each new investment management agreement (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") is effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would its corresponding previous investment management agreement.

Each Portfolio's Investment Management Agreement is the same in all material respects as its corresponding previous investment management agreement, except that Scudder Kemper is the new investment adviser to each Portfolio.

Each Portfolio's fundamental policies have been amended by a vote of shareholders at the Special Meeting. Following is a list of each Portfolio's amended and restated fundamental policies. As a matter of fundamental policy, each Portfolio will not:

      o borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      o issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      o concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      o purchase physical commodities or contracts relating to physical commodities;

      o engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      o purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

      o make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Portfolio's investment objective and policies may be deemed to be loans.

Each Portfolio's non-fundamental policies have been amended by the Board of Trustees as follows:

      o For Money Market Portfolio: the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

      o For all other Portfolios: the Portfolio currently does not intend to borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings.

      o For all Portfolios (except Money Market Portfolio and Bond Portfolio): the Portfolio currently does not intend to enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      o For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      o For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      o For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to enter into futures contracts or purchase options thereon, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, and in-the-money amount may be excluded in computing the 5% limit;

      o For all Portfolios (except Money Market Portfolio): the Portfolio currently does not intend to purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      o Each Portfolio currently does not intend to lend portfolio securities in an amount greater than 5% of its total assets.

Compensation of Trustees

The information contained in the following chart replaces the chart in the currently effective Statement of Additional Information. The following table shows the aggregate compensation received by each independent Trustee during 1996 from the Trust and from all Scudder Funds as a group. Please refer to the section titled "REMUNERATION--Compensation of Officers and Trustees" in the Statement of Additional Information.

--------------------------------------------------------------------------
                                                    Total Compensation
                                                    From the Trust and
                                                     Fund Complex Paid
  Name of Trustee        Aggregate Compensation         to Trustee
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Dr. Kenneth Black, Jr.           $26,233             $ 26,233   (7 Funds)
--------------------------------------------------------------------------
Dr. Rosita P. Chang              $26,233             $ 26,233   (7 Funds)
--------------------------------------------------------------------------
Peter B. Freeman                 $16,483             $131,734  (33 Funds)
--------------------------------------------------------------------------
Dr. J.D. Hammond                 $26,233             $ 26,233   (7 Funds)
--------------------------------------------------------------------------

                                    TRUSTEES

        Name, Age,
    Address of Trustees                    Principal Occupation**
    -------------------                    ----------------------

Dr. Kenneth Black, Jr. (72)           Regents' Professor Emeritus, Georgia
Educational Foundation, Inc.          State University; Editor, Journal of
35 Broad Street                       American Society of CLU ChFC.
11th Floor, Room 1144
Atlanta, GA 30303

Dr. Rosita P. Chang (42)              Professor of Finance, University of
PACAP Research Center                 Rhode Island
College of Business Administration
University of Rhode Island
7 Lippitt Road
Kingston, RI 02881

Peter B. Freeman (65)                 Corporate Director and Trustee
100 Alumni Avenue
Providence, RI 02906

Dr. J. D. Hammond (63)                Dean, Smeal College of Business
801 Business Administration           Administration, Pennsylvania State
Building                              University
Pennsylvania State University
University Park, PA 16801

Daniel Pierce * (63) +                Chairman of the Board and Managing
                                      Director of Scudder Kemper
                                      Investments, Inc.

* Mr. Pierce is considered by the Trust and its counsel to be an "interested person" of the Adviser or of the Trust , within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, the Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+   Address: Two International Place, Boston, Massachusetts

February 6, 1998


                                       3